Contingent Consideration	12 Months Ended
Dec. 31, 2025
Contingent Consideration [Abstract]
CONTINGENT CONSIDERATION

15. CONTINGENT CONSIDERATION

In connection with the Business Combination, the Company is obliged to make earn out payments to the management of the Company consisting of up to an additional 1,600,000 of the Company’s Class B Ordinary Shares if the Company’s net revenues for the year ended December 31, 2023 is equal to or in excess of $170 million, and an additional 1,600,000 of the Company’s Class B Ordinary Shares if the Company’s net revenues for the year ended December 31, 2024 is equal to or in excess of $200 million (“Earn Out Shares”).

The Earn Out Shares are determined as contingent consideration in connection with the reverse recapitalization. In addition, the issuance of Earn Out Shares does not meet any conditions to be classified as a liability under ASC 815, thus it should be classified as an equity financial instrument, and measure at fair value using the quoted market price on grant date, August 17, 2023 which is $5.85 per share.

For the years ended December 31, 2024 and 2023, the performance condition was not met based on the consolidated statements of operations. As of the date of issuance of the consolidated financial statements, the contingent consideration expired.